Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2023
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]
Note 28

Employee benefits: variable compensation

a) Plans offered
The Group

has several

share-based and

other deferred

compensation plans

that align

the interests

of Group

Executive
Board (GEB) members and other employees with

the interests of investors.

Share-based awards are granted

in the form of

notional shares and, where

permitted, carry a dividend

equivalent that may be
paid in notional shares or cash. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not
permitted for legal or tax reasons.

Deferred

compensation

awards

are

generally

forfeitable

upon,

among

other

circumstances,

voluntary

termination

of
employment with UBS. These compensation plans are also designed to meet regulatory requirements and include special
provisions for regulated employees.

The most significant deferred compensation plans

are described below.
›
Refer to Note 1a

item 4 for a description of the accounting

policy related to share-based and other deferred compensation plans
Mandatory deferred compensation plans
Long-Term Incentive Plan
The Long-Term

Incentive Plan

(LTIP)

is a

mandatory deferred

share-based

compensation plan

for senior

leaders of

the
Group (i.e., GEB members and selected senior management).
The number of notional shares delivered at vesting depends on two equally weighted performance metrics over a three-
year

performance

period:

return

on

common

equity

tier 1

(CET1)

capital

and

relative

total

shareholder

return,

which
compares

the

total

shareholder

return

(TSR)

of

UBS

with

the

TSR

of

an

index

consisting

of

listed

Global

Systemically
Important

Banks as

determined

by the

Financial Stability

Board

(excluding

UBS). The

final number

of shares

vest

over
three

years

following the

performance

period for

GEB

members,

and cliff-vest

in

the

year

following the

performance
period for selected senior management.
Equity Ownership Plan / Fund Ownership Plan
The Equity Ownership Plan

(EOP) is the deferred

share-based compensation

plan for employees outside

of the GEB that
are subject to deferral requirements.

EOP awards generally vest over three

years.

Certain Asset

Management employees

receive some

or all of

their EOP

in the form

of notional

funds (Fund

Ownership
Plan or FOP, previously

named AM EOP).

This plan is

generally delivered in

cash and vests

over three years.

The amount
delivered depends on the value of the underlying investment

funds at the time of vesting.

Deferred Contingent Capital Plan
The

Deferred

Contingent

Capital

Plan

(DCCP)

is

a

deferred

compensation

plan

for

all

employees

who

are

subject

to
deferral requirements.

Such employees

are

awarded

notional additional

tier 1 (AT1)

capital instruments,

which, at

the
discretion of UBS, can be settled in cash or a perpetual, marketable AT1 capital instrument. DCCP awards generally bear
notional

interest

paid

annually

(except

for

certain

regulated

employees)

and

vest

in

full

after

five

years.

Awards

are
forfeited if a

viability event occurs

(i.e., if FINMA

notifies the firm

that the DCCP

awards must be written

down to mitigate
the risk of insolvency,

bankruptcy or failure

of UBS) or

if the firm

receives a commitment

of extraordinary

support from
the public

sector that

is necessary

to prevent

such an

event. DCCP

awards are

also written

down if

the Group’s

CET1
capital ratio falls below

a defined threshold. In addition,

GEB members forfeit
20
% of DCCP awards

for each loss-making
year during the vesting period.
Deferred compensation plans awarded to employees of Credit

Suisse
Awards granted in connection with the acquisition
Retention awards were offered to selected employees of the Credit Suisse Group prior to the acquisition date to support the completion of the transaction

and the early phase of

integration. These awards were

contingent on the completion
of the acquisition and are delivered 50 % in cash (in general vesting 60 days from the completion of the acquisition) and
50
% in shares (in

general vesting on the

first anniversary of the

completion of the acquisition).

Vesting periods are longer
for certain regulated employees.

Existing compensation plans offered to employees of Credit Suisse before the acquisition
Credit Suisse offered

a range of compensation plans to its

employees. Generally,

outstanding deferred awards

continue
to vest according

to their original

terms. Awards

referenced to

shares of Credit

Suisse Group were

converted into units
over

UBS Group

shares

according

to the

exchange

ratio

applied

to

the

merger

transaction

(1

share

in

UBS for
22.48
shares in Credit Suisse).

Unvested awards

that contributed to

compensation expenses in

2023 and

continue to be

expensed over

the future service
period include upfront cash awards, share awards and

other deferred awards settled in cash. These awards were

granted
for the main purpose of employee retention.

Upfront

cash

awards

are

subject

to

repayment

(clawback)

by

the

employee

in

the

event

of

voluntary

resignation,
termination for

cause or

other specified

events within

three years

from the

grant date.

The expense

is recognized

over
the three-year service period according to the clawback

provisions.
Share awards that were granted as

part of the annual performance incentive

typically vest over three years with

one third
of the award vesting on each of the three anniversaries of the grant date.
Financial advisor variable compensation
In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global
Wealth Management

consists of cash

compensation and deferred

compensation awards, determined

using a formulaic
approach based on production.

Cash

compensation

reflects

a

percentage

of

the

compensable

production

that

each

financial

advisor

generates.
Compensable production is generally based on transaction revenue and investment advisory fees and may reflect further adjustments. The percentage rate generally varies based

on the level of the production and firm tenure.
Financial

advisors

may

also

be

granted

annual

deferred

compensation.

These

amounts

generally

vest

over

a

six-year
period. The annual deferred compensation amount reflects

the overall percentage rate and production.

Cash compensation and

deferred compensation awards

may be reduced

for, among other

things, errors, negligence

or
carelessness, or failure to comply with the firm’s rules, standards, practices and / or policies, and / or applicable laws and regulations.

Financial

advisors

may

also

participate

in

additional

programs

to

support

promoting

and

developing

their

business

or
supporting the transition of

client relationships where appropriate. Financial

advisor compensation also includes

expenses
related to compensation commitments with financial advisors

entered into at the time of recruitment that are

subject to
vesting requirements.
Share delivery obligations
Share delivery obligations related to employee

share-based compensation awards were
196 m shares as of 31 December
2023 (31 December 2022: 178 m shares). Share delivery obligations are calculated on the basis of undistributed notional share awards, taking applicable performance conditions into

account.
As of 31 December 2023, UBS held 131 m treasury shares (31 December 2022: 119
m) that were available to satisfy

share
delivery obligations.

b) Effect on the income statement
Effect on the income statement for the financial year and

future periods
The table

below provides

information about

compensation

expenses related

to total

variable compensation

that were
recognized in the financial year ended

31 December 2023, as well as

expenses that were deferred and will be

recognized
in the income statement

for 2024 and later.

Deferred expenses related

to compensation plans granted

to employees of
Credit Suisse

in 2023 and

earlier years

are presented

under
Variable

compensation –

other
. The expense

recognized in
2023 associated with these awards was USD 335
m for retention awards granted

in connection with the acquisition and
USD 412
m for outstanding deferred compensation

plans that existed on the date of acquisition.

The majority

of expenses

deferred

to 2024

and later

that are

related to

the 2023

performance year

pertain to

awards
granted in February 2024.

The total unamortized compensation expense for unvested share-based awards granted up to
31 December 2023 will be recognized in future

periods over a weighted average period of
2.2

years.

Variable compensation
Expenses recognized in 2023 Expenses deferred to 2024 and later 1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,859 (52) 2,807 0 0 0
Deferred compensation awards 523 656 1,179 777 757 1,534
of which: Equity Ownership Plan 155 330 485 263 245 509
of which: Deferred Contingent Capital Plan 180 241 421 312 451 763
of which: Long-Term Incentive Plan 164 40 204 160 34 193
of which: Fund Ownership Plan 24 46 69 41 27 68
Variable compensation – performance awards 3,382 604 3,986 777 757 1,534
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial

advisors
42 459 502 822 2,062 2,884
Variable compensation – other
3
784 526 1,310 384 583 968
Total variable compensation 7,927 1,918 9,845
4
2,398 4,640 7,037
1 Estimate as

of 31 December 2023.

Actual amounts to

be expensed in

future periods may

vary; e.g., due

to forfeiture of

awards.

2 Financial advisor compensation

consists of cash

and deferred compensation
awards and is based on

compensable revenues and firm tenure

using a formulaic approach. It

also includes expenses related to

compensation commitments with financial advisors

entered into at the time

of recruitment
that are subject to vesting requirements.

3 Consists of existing deferred awards

and retention awards granted

to Credit Suisse employees as well

as replacement payments, forfeiture credits,

severance payments,
retention plan payments and

interest expense related to

the Deferred Contingent Capital

Plan.

4 Includes USD
1,094
m in expenses related

to share-based compensation (performance

awards: USD
689 m; other
variable compensation: USD 208
m; financial advisor compensation:

USD
197 m). A further USD 169
m in expenses related

to share-based compensation

was recognized within other

expense categories included in
Note 7 (salaries: USD 4
m related to role-based

allowances; social security:

USD
137
m; other personnel expenses:

USD
27
m related to the

Equity Plus Plan). Total

personnel expense related to

share-based equity-
settled compensation excluding social security was USD 1,087 m.

Variable compensation (continued)
Expenses recognized in 2022 Expenses deferred to 2023 and later 1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,276 (16) 2,260 0 0 0
Deferred compensation awards 364 581 945 605 754 1,359
of which: Equity Ownership Plan 202 235 437 310 250 560
of which: Deferred Contingent Capital Plan 129 219 349 245 408 654
of which: Long-Term Incentive Plan 11 32 43 30 42 71
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation – performance awards 2,640 566 3,205 605 754 1,359
Variable compensation – financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited financial

advisors
29 432 461 580 1,836 2,416
Variable compensation – other
3
169 71 241 237 193 430
Total variable compensation 6,608 1,346 7,954
4
2,131 3,599 5,731
1 Estimate as

of 31 December

2022. Actual amounts

to be expensed

in future periods

may vary; e.g.,

due to forfeiture

of awards.

2 Financial advisor compensation

consists of cash

and deferred compensation
awards and is based on

compensable revenues and firm tenure

using a formulaic approach. It

also includes expenses related to

compensation commitments with financial advisors entered

into at the time of

recruitment
that are subject to vesting requirements.

3 Consists of replacement payments, forfeiture credits,

severance payments, retention plan payments

and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD 703 m in expenses related to share-based compensation (performance awards: USD 480 m; other variable compensation: USD 56 m; financial advisor compensation: USD 166 m). A further USD 88 m in expenses related to

share-based compensation

was recognized

within other

expense categories

included in

Note 7 (salaries:

USD
4
m related to

role-based allowances;

social security:

USD
61
m; other

personnel
expenses: USD 23
m related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD
716 m.

Variable compensation (continued)
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD m
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,383 (10) 2,373 0 0 0
Deferred compensation awards 405 412 817 797 624 1,421
of which: Equity Ownership Plan 183 180 363 393 184 577
of which: Deferred Contingent Capital Plan 140 158 297 299 329 628
of which: Long-Term Incentive Plan 54 19 73 50 33 83
of which: Fund Ownership Plan 29 56 84 56 78 133
Variable compensation – performance awards 2,788 402 3,190 797 624 1,421
Variable compensation – financial advisors
2
4,175 685 4,860 1,097 2,323 3,419
of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806 of which: compensation commitments with recruited financial

advisors
41 438 479 662 1,682 2,344
Variable compensation – other
3
191 38 229 215 182 397
Total variable compensation 7,155 1,125 8,280
4
2,109 3,129 5,238
1 Estimate as of 31

December 2021. Actual amounts

expensed may vary; e.g.,

due to forfeiture of

awards.

2 Financial advisor compensation

consists of cash and

deferred compensation awards and

is based on
compensable revenues and firm tenure using

a formulaic approach. It also includes

expenses related to compensation commitments

with financial advisors entered into

at the time of recruitment that

are subject to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits, severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 651
m in expenses related to share-based compensation

(performance awards: USD
435 m; other variable compensation: USD 59 m; financial advisor compensation: USD 157 m). A further USD 85 m in expenses related to share-based

compensation was

recognized within

other expense categories

included in Note

7 (salaries: USD
5
m related to

role-based allowances;

social security: USD
64
m; other personnel

expenses:
USD 16
m related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD
641 m.

c) Outstanding share-based compensation awards
Share and performance share awards
Movements in outstanding share-based awards

to employees during 2023 and 2022 are provided

in the table below.

Movements in outstanding share-based compensation

awards
Number of shares
2023
Weighted average
grant date fair value
(USD)
Number of shares
2022
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the year 181,907,200 15 180,578,561 13
Share obligations assumed at merger date 14,535,612 20
Awarded during the year 63,907,823 20 62,203,770 18
Distributed during the year (54,365,846) 14 (54,639,882) 12
Forfeited during the year (7,076,202) 18 (6,235,249) 15
Outstanding, at the end of the year 198,908,588 17 181,907,200 15 of which: shares vested for accounting purposes 102,697,819 102,364,973

The

total

carrying

amount

of

the

liability

related

to

cash-settled

share-based

awards

as

of

31 December

2023

and
31 December 2022 was USD 64 m and USD 43 m, respectively.
d) Valuation
UBS share awards
UBS measures compensation expense

based on the average market

price of UBS shares

on the grant date as quoted

on
the SIX

Swiss Exchange,

taking into

consideration post-vesting

sale and

hedge restrictions,

non-vesting conditions

and
market conditions, where

applicable. The fair

value of

the share awards subject

to post-vesting sale

and hedge restrictions
is discounted on

the basis of

the duration of

the post-vesting restriction

and is referenced

to the cost

of purchasing

an
at-the-money European

put option

for the

term of

the transfer

restriction. The

grant date

fair value

of notional

shares
without dividend

entitlements also

includes a

deduction for

the present

value of

future

expected dividends

to be

paid
between the grant date and distribution.